Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Apr. 10, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Asset Allocation Portfolio | Class 1
Risk/Return:
Trading Symbol	STAAA
Asset Allocation Portfolio | Class 2
Risk/Return:
Trading Symbol	STAAB
Capital Appreciation Portfolio | Class 1
Risk/Return:
Trading Symbol	ASCAA
Capital Appreciation Portfolio | Class 2
Risk/Return:
Trading Symbol	ASCAB
Government and Quality Bond Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGQA
Government and Quality Bond Portfolio | Class 2
Risk/Return:
Trading Symbol	ASGQB
Growth and Income Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGIA
Growth Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGRA
Growth Portfolio | Class 2
Risk/Return:
Trading Symbol	ASGRB
Multi-Asset Portfolio | Class 1
Risk/Return:
Trading Symbol	ASMAA
Natural Resources Portfolio | Class 1
Risk/Return:
Trading Symbol	ASNRA
Natural Resources Portfolio | Class 2
Risk/Return:
Trading Symbol	ASNRB
Strategic Multi-Asset Portfolio | Class 1
Risk/Return:
Trading Symbol	ASTMA